Amounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Line Items]
Other receivables		$ 4.0
Trade and other current receivables	$ 37.2	31.1
Canada
Receivables [Line Items]
Sales tax receivables	15.1	6.5
Mexico
Receivables [Line Items]
Sales tax receivables	16.4	18.7
Other
Receivables [Line Items]
Sales tax receivables	$ 1.1	$ 1.9